PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Consumer Discretionary - 9.8%
Leisure Products - 1.4%
YETI Holdings, Inc. (a)	14,900	$ 600,768

Retail - Discretionary - 7.0%
O'Reilly Automotive, Inc. (a)	2,670	3,017,020

Specialty Retail - 1.4%
Valvoline, Inc. (a)	14,750	622,450

Consumer Staples - 8.5%
Food - 3.2%
McCormick & Company, Inc.	17,400	1,392,522

Household Products - 5.3%
Church & Dwight Company, Inc.	17,000	1,731,960
Clorox Company (The)	3,500	554,085
		2,286,045
Energy - 0.8%
Oil & Gas Producers - 0.8%
Permian Resources Corporation	25,000	356,000

Financials - 7.7%
Asset Management - 2.7%
T. Rowe Price Group, Inc.	11,200	1,187,648

Institutional Financial Services - 5.0%
FactSet Research Systems, Inc.	5,100	2,156,484

Health Care - 13.7%
Health Care Facilities & Services - 3.3%
ICON plc (a)	4,537	1,461,186

Medical Equipment & Devices - 10.4%
Bio-Techne Corporation	6,700	495,733
Mettler-Toledo International, Inc. (a)	1,885	2,712,666

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Health Care - 13.7% (Continued)
Medical Equipment & Devices - 10.4% (Continued)
ResMed, Inc.	5,300	$ 1,298,606
		4,507,005
Industrials - 25.5%
Electrical Equipment - 6.6%
AMETEK, Inc.	16,700	2,856,535

Industrial Intermediate Products - 5.7%
RBC Bearings, Inc. (a)	8,350	2,487,048

Machinery - 6.9%
IDEX Corporation	11,000	2,271,280
Valmont Industries, Inc.	2,500	714,400
		2,985,680
Transportation & Logistics - 6.3%
Expeditors International of Washington, Inc.	22,100	2,727,361

Materials - 5.8%
Chemicals - 5.8%
Ecolab, Inc.	10,000	2,531,800

Technology - 22.6%
Semiconductors - 4.5%
NXP Semiconductors N.V.	4,400	1,127,984
Silicon Laboratories, Inc. (a)	7,100	840,427
		1,968,411
Software - 10.1%
ANSYS, Inc. (a)	6,820	2,192,085
Informatica, Inc. - Class A (a)	38,800	966,508
Pegasystems, Inc.	17,130	1,214,174
		4,372,767
Technology Hardware - 3.3%
Trimble, Inc. (a)	25,500	1,445,595

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Technology - 22.6% (Continued)
Technology Services - 4.7%
CoStar Group, Inc. (a)	26,250	$ 2,029,125

Total Common Stocks (Cost $12,706,770)		$ 40,991,450

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
Health Care - 1.9%
Biotech & Pharma - 1.9%
SPDR® S&P® Biotech ETF (Cost $448,872)	8,300	$ 840,458

MONEY MARKET FUNDS - 3.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.21% (b) (Cost $1,591,613)	1,591,613	$ 1,591,613

Total Investments at Value - 100.0% (Cost $14,747,255)		$ 43,423,521

Liabilities in Excess of Other Assets - (0.0%) (c)		(1,621)

Net Assets - 100.0%		$ 43,421,900

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.
(c)	Percentage rounds to less than 0.1%.